OTHER LIABILITIES (Details Textual) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
OTHER LIABILITIES
Gain on derivatives first day valuation	$ 50,317	$ 55,573
Balances related to insurance operations	78,203	67,136
Balances held by court order	60,584	62,861
Bank overdrafts	6,518	5,161
Current accrued expenses and other current liabilities	4,869	7,214
Balance Related To Foreign Currency Transactions	$ 324,768	$ 459,966